Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary shares	Preferred shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)/Income	Total
Balance at Jun. 30, 2021	$ 5,000			$ 13,820,560	$ (67,579)	$ 13,757,981
Balance (in Shares) at Jun. 30, 2021	50,000,000
Net loss				(1,874,153)		(1,874,153)
Foreign currency translation adjustment					(117,085)	(117,085)
Balance at Jun. 30, 2022	$ 5,000			11,946,407	(184,664)	11,766,743
Balance (in Shares) at Jun. 30, 2022	50,000,000
Net loss				(6,098,603)		(6,098,603)
Issuance of common stock	$ 422		25,685,475			25,685,897
Issuance of common stock (in Shares)	4,222,420
Foreign currency translation adjustment					20,896	20,896
Balance at Jun. 30, 2023	$ 5,422		$ 25,685,475	$ 5,847,804	$ (163,768)	$ 31,374,933
Balance (in Shares) at Jun. 30, 2023	54,222,420